Share-based payments - Second Special Fees Agreement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized as a current liability	€ 0	€ 16,677
Share based payment expenses recognized with corresponding decrease from equit	600
Second Special Fees Agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value		38,583
Recognized as a current liability		26,894
Recognized as a current liability	0	10,217
Share-based payment expenses - SPAC Transaction	(27,481)	10,088	€ 17,393
Legal fees		6,607	11,712
Employee benefits expenses	€ (9,161)	€ (3,480)	€ (5,681)